Exceptional items - Exceptional cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	£ 2,320	£ 3,248	£ 3,084
French tax audit penalty
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(88)	0	0
Thalidomide
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(17)	(15)	(13)
Donations
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(7)	0	0
Substitution drawback
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	26	0	0
UK transfer pricing settlement
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	0	0	(143)
Competition authority investigation in Turkey
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	0	0	(4)
Total cash payments
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	£ (86)	£ (15)	£ (160)